Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
RETIREMENT SAVINGS PLAN
Reconciliation of Financial Statements to Form 5500
Reconciliation of Financial Statements to Form 5500

6. Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31:

	2025	2024
Net assets available for benefits per the financial statements	$4,949,535,174	$4,076,643,703
Amounts pending distribution to participants	425,310	1,087,988
Net assets available for benefits per the Form 5500	$4,949,960,484	$4,077,731,691

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2025:

Net increase in net assets available for benefits per the financial statements	$872,891,471
Amounts pending distribution to participants as of December 31, 2024	(1,087,988)
Amounts pending distribution to participants as of December 31, 2025	425,310
Net increase in assets available for benefits per the Form 5500	$872,228,793